Description of Business - Additional Information (Detail)										1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 24, 2025 USD ($)	Jun. 09, 2025 USD ($)	Jun. 02, 2025 USD ($) $ / shares shares	Dec. 11, 2024 USD ($) shares	Oct. 18, 2024 $ / shares shares	Jul. 03, 2024 USD ($) shares	Nov. 10, 2022	Aug. 02, 2022 shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
Description of Business [Line Items]
Reverse stock split, description											As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.		As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.	As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.
Reverse stock split								50
Common stock, par value | $ / shares	$ 0.001									$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	49,913,946									49,913,946	1,590,000	49,913,946	10,167,000	1,579,000		1,692,000
Common stock exchange ratio						0.1789
Common Stock, Shares Authorized	200,000,000									200,000,000	75,000,000	200,000,000	75,000,000	75,000,000	75,000,000	75,000,000
Issuance of shares, shares									19,000
Stock Issued During Period, Shares, New Issues									19,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Common stock, par value | $ / shares	$ 0.001									$ 0.001		$ 0.001			$ 0.001
Common Stock, Shares, Issued													12,167,679		42,323,759
Common Stock, Shares Authorized	200,000,000									200,000,000		200,000,000			75,000,000
Issuance of shares, shares												2,868,169
Shares Issued, Price Per Share | $ / shares	$ 5.7528									$ 5.7528		$ 5.7528
Stock Issued During Period, Shares, New Issues												2,868,169
Common Stock, Capital Shares Reserved for Future Issuance	1,129,885									1,129,885		1,129,885
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Securities Purchase Agreement [Member]
Description of Business [Line Items]
Common Stock, Shares Authorized	4,759,309									4,759,309		4,759,309
Shares Issued, Price Per Share | $ / shares				$ 2.65
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 3.3125
Sale of Stock, Consideration Received on Transaction | $												$ 3,700,000
Aggregate Offering From Purchasers | $												$ 4,000,000
Sale of Stock, Number of Shares Issued in Transaction				4,759,309
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Maximum [Member]
Description of Business [Line Items]
Common Stock, Shares Authorized	200,000,000									200,000,000		200,000,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Minimum [Member]
Description of Business [Line Items]
Common Stock, Shares Authorized	75,000,000									75,000,000		75,000,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | July Two Thousand And Twenty Four Private Placement [Member]
Description of Business [Line Items]
Proceeds from private placement | $							$ 5,000,000
Issuance of shares, shares							717,321
Royalty as a percentage of sales							1.50%
Stock Issued During Period, Shares, New Issues							717,321
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | June Two Thousand And Twenty Five Private Placement [Member] | Securities Purchase Agreement [Member]
Description of Business [Line Items]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable												Dec. 03, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 3.3125
Sale of Stock, Consideration Received on Transaction | $				$ 12,600,000								$ 3,700,000
Aggregate Offering From Purchasers | $												4,000,000
Sale of Stock, Price Per Share | $ / shares				$ 2.65
Sale of Stock, Number of Shares Issued in Transaction				4,759,309
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | June Two Thousand And Twenty Five Private Placement [Member] | Securities Purchase Agreement [Member] | Four Equal Tranches [Member]
Description of Business [Line Items]
Sale of Stock, Consideration Received on Transaction | $												$ 8,900,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | June Two Thousand And Twenty Five Private Placement [Member] | Securities Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Description of Business [Line Items]
Sale of Stock, Consideration Received on Transaction | $	$ 2,230,000	$ 2,230,000	$ 2,230,000							$ 2,230,000
Kintara Therapeutics Inc [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Reverse stock split, description						1-for-35
Reverse stock split						35
Common stock, par value | $ / shares						$ 0.001
Common Stock, Shares, Issued						40,441,605
Common stock exchange ratio						0.1789
Contingent value rights entitled to receive common stock, shares						1,539,918
Merger agreement, cash consideration | $					$ 9,005,000
Total merger consideration | $					15,000,000
Mergder consideration, advance amount | $					$ 5,995,000
Share component of merger consideration					3,476,568
Holdback of shares					869,142
Clinical trial expenses | $					$ 900,000
Working capital loan | $					2,000,000
Contingent working capital loan | $					1,750,000
Working capital deficit | $					$ 6,000,000
Common Stock, Shares Authorized					200,000,000
Kineta, Inc. [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Common stock, par value | $ / shares	$ 0.001									$ 0.001		$ 0.001
Shares Issued, Price Per Share | $ / shares	$ 0.185298									$ 0.185298		$ 0.185298